Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2021	Apr. 30, 2020
Short-term Debt [Line Items]
Federal deposit insurance corporation limit	$ 250,000
Unrealized gains and losses on short-term investments		$ 133
Impairment of long lived assets	$ 0	$ 0
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Loans payable			$ 236,457	$ 312,500